Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 42,445	$ 84,775	$ 192,370	$ 292,000	$ 347,150	$ 99,500
Cost of sales	(54,803)	(79,668)	(142,933)	(201,231)	(234,704)	(47,083)
Gross profit (loss)	(12,358)	5,107	49,437	90,769	112,446	52,417
EXPENSES:
Depreciation	85	0	170	0	0	0
Auto	1,941	11,403	4,927	13,218	16,034	1,349
Labor	0	0	0	0	49,383	1,143
Common stock issued for service provided	60,000	0	100,000	0	750,000	0
Professional fees	22,590	3,750	83,444	7,500	15,000	0
Directors' fees	0	0	0	0	7,847	0
Payroll expenses	21,500	16,940	45,434	41,384	0	0
Dues and subscriptions	0	0	0	0	6,033	0
Rent	2,543	1,127	6,062	8,418	10,001	5,333
Other selling, general and administrative expenses	33,440	16,173	62,282	45,000	43,458	10,369
Total expenses	142,098	49,394	302,320	115,519	897,756	18,194
Income (loss) from operations	(154,456)	(44,287)	(252,883)	(24,750)	(785,310)	34,223
Provision for income taxes	0	0	0	0	0	0
NET INCOME (LOSS)	$ (154,456)	$ (44,287)	$ (252,883)	$ (24,750)	$ (785,310)	$ 34,223
Basic and fully diluted net income (loss) per common share:	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.02)	$ 0
Weighted average common shares outstanding	33,110,900	28,885,900	36,115,827	28,885,900	36,385,900	28,885,900